Investments in Associates	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Investments in Associates	Investments in Associates
The following table summarizes the changes in the carrying amount of the Company’s investments in associates:

In $000s	Sandbox Royalties Corp.	Horizon Copper Corp.	Hod Maden Interest	Entrée Resources Ltd.	Total Investments in Associates

At December 31, 2021	$—	$—	$63,313	$21,276	$84,589
Acquisition (disposal) of investment in associate	18,647	10,687	(52,645)	(20,633)	(43,944)
Capital investment	—	—	3,818	—	3,818
Company's share of net loss of associate	(307)	(2,124)	(745)	(478)	(3,654)
Currency translation adjustments and other	(62)	424	(13,741)	(165)	(13,544)
At December 31, 2022	$18,278	$8,987	$—	$—	$27,265
Capital investment	—	2,279	—	—	2,279
Additions	30,183	—	—	—	30,183
Company's share of net loss of associate	(1,202)	(939)	—	—	(2,141)
Currency translation adjustments and other	38	(65)	—	—	(27)
At December 31, 2023	$47,297	$10,262	$—	$—	$57,559

As a result of Sandstorm's equity ownership position being greater than 20% on a fully diluted basis, Sandstorm has determined that it has significant influence over Sandbox and Horizon Copper Corp.; consequently, they are related parties of the Company and any transactions with these entities are considered related party transactions.
ASandbox Royalties Corp.
The Company holds 34% of the common shares of Sandbox, a stream and royalty company which is incorporated in Canada, on a non-diluted basis and accounts for this interest using the equity method. The Company records its share of Sandbox's profit or loss including adjustments, where appropriate, to give effect to uniform accounting policies.
During the year ended December 31, 2023, additions to the Sandbox investment in associate relate to Sandbox shares received in consideration for the sale of the El Pilar and Blackwater royalties to Sandbox, as discussed in note 5, and Sandbox shares received as partial repayment of the convertible promissory note owed from Sandbox to Sandstorm in the period, as discussed in note 7.
Summarized financial information for the Company’s interest in Sandbox on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2023	Year Ended December 31, 2022

Revenue	$1,845	$355
Depletion	(945)	(267)
Administration expenses	(5,762)	(272)
Other expenses	(293)	(1,341)
Total net loss	$(5,155)	$(1,525)
Other comprehensive loss	248	(308)
Total comprehensive loss	$(4,907)	$(1,833)
Company's share of comprehensive net loss of associate	$(1,164)	$369

In $000s	At December 31, 2023	At December 31, 2022

Current Assets	$11,349	$6,615
Non-current Assets	147,256	71,993
Total Assets	$158,605	$78,608
Current Liabilities	414	86
Non-current Liabilities	44,790	15,975
Total Liabilities	$45,204	$16,061
Net Assets	$113,401	$62,547
Company’s share of net assets of associate	38,556	12,600
Adjustments to Sandstorm’s share of net assets	8,741	5,678
Carrying amount of investment in associate	$47,297	$18,278

Summarized financial information in respect of the Company's Sandbox investment in associate as at and for the year ended December 31, 2023 is based on amounts included in the associate’s most recent available consolidated financial statements prepared in accordance with IFRS Accounting Standards as of September 30, 2023, adjusted for material transactions during the three months ended December 31, 2023, and for adjustments made by the Company in applying the equity method, including fair value adjustments on acquisition of the interest in the associate.
BHorizon Copper Corp.
The Company holds 34% of the common shares of Horizon Copper, a mining company which is incorporated in Canada, on a non-diluted basis and accounts for this interest using the equity method. The Company records its share of Horizon Copper's profit or loss including adjustments, where appropriate, to give effect to uniform accounting policies. Using the quoted price of Horizon Copper's common shares, the fair value of Sandstorm's interest was $13.9 million at December 31, 2023.
In August 2022 as part of the Hod Maden transaction described in note 5(e) above, the Company received an approximate 34% equity interest in Horizon Copper. As a result of this transaction the Company recognized a gain of $24.9 million on the disposal of its Hod Maden investment in associate. In determining the gain on the transaction, management estimated the fair value of the Hod Maden Gold Stream (note 5(e)) and the convertible promissory note consideration received (note 5(e)). The cumulative translation adjustment of $149.5 million previously recorded in other comprehensive income was reclassified to profit and loss at the time of disposal of this foreign operation and has been included in the calculation of the total gain on disposal.
Summarized financial information for the Company’s interest in Horizon Copper on a 100% basis and reflecting adjustments made by the Company, including fair value adjustments made at the time of acquisition and adjustments for differences in accounting policies is as follows:

In $000s	Year Ended December 31, 2023	Year Ended December 31, 2022

Revenue	$4,054	$—
Depletion	(4,536)	—
Administration expenses	(1,456)	(666)
Other expenses	(824)	(5,582)
Total net loss	$(2,762)	$(6,248)
Other comprehensive loss	$(192)	$1,249
Total comprehensive loss	$(2,954)	$(4,999)
Company's share of comprehensive net loss of associate	$(1,004)	$(1,700)

In $000s	At December 31, 2023	At December 31, 2022

Current Assets	$20,750	$41,360
Non-current Assets	499,495	259,523
Total Assets	$520,245	$300,883
Current Liabilities	10,401	141
Non-current Liabilities	504,465	271,163
Total Liabilities	$514,866	$271,304
Net Assets	$5,379	$29,579
Company’s share of net assets of associate	1,829	10,057
Adjustments to Sandstorm’s share of net assets	8,433	(1,070)
Carrying amount of investment in associate	$10,262	$8,987
The Company has agreed to make available certain additional funds to Horizon Copper subject to certain conditions, including availability, use of proceeds and other customary conditions up to a maximum of $150 million. The facility will bear interest at SOFR plus a margin (currently 2.0% - 3.5% per annum). The maturity date of the Horizon Copper facility is August 31, 2032 and is convertible to Horizon Copper shares at the option of the Company or Horizon Copper (provided that no conversion will be effected if it would result in the Company holding a greater than 34% equity interest in Horizon Copper). No amounts have been drawn to-date.
As part of the sale of the Hod Maden interest, Sandstorm provided Horizon Copper with normal course indemnification for claims arising from pre-existing matters. Sandstorm became aware that a lawsuit was filed by a former employee of the predecessor company to Horizon Copper's associate, Artmin Madencilik Sanayi ve Ticaret A.S ("Artmin"), the Turkish entity which holds the Hod Maden project. The former employee claimed that he was entitled to 1% of the value of the project as a finder's fee. Subsequent to year end, the claim was settled for an insignificant amount.